Goodwill and intangible assets (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about intangible assets [abstract]
Movements of goodwill and intangible assets
The following table summarizes the movements of goodwill and intangible assets in 2020:
	Goodwill	Intangible assets other than goodwill

(USD millions)	Total	In-process research and development	Technologies	Currently marketed products	Other intangible assets	Total

Cost
January 1, 2020	26 825	7 429	884	43 548	1 558	53 419

Cost of assets reclassified out of assets of disposal group held for sale [1]		10	276	1 112	2	1 400

Impact of acquisitions of businesses	2 580	8 600		196	218	9 014

Reclassifications [2]		– 9 272	– 2	9 274

Additions [3]		339		674	412	1 425

Disposals and derecognitions [4]		– 421	– 101	– 39	– 11	– 572

Currency translation effects	916	208	58	2 568	205	3 039

December 31, 2020	30 321	6 893	1 115	57 333	2 384	67 725

Accumulated amortization
January 1, 2020	– 301	– 2 005	– 721	– 20 969	– 937	– 24 632

Accumulated amortization on assets reclassified out of assets of disposal group held for sale [1]		– 2	– 107	– 816		– 925

Amortization charge [5]			– 72	– 3 215	– 175	– 3 462

Accumulated amortization on disposals and derecognitions [4]		421	101	39	6	567

Impairment charge [6]		– 515	– 40	– 338	– 21	– 914

Currency translation effects	– 21	– 92	– 46	– 1 267	– 145	– 1 550

December 31, 2020	– 322	– 2 193	– 885	– 26 566	– 1 272	– 30 916

Net book value at December 31, 2020	29 999	4 700	230	30 767	1 112	36 809

[1] Note 2 provides additional disclosures related to the reclassification out of assets of disposal group held for sale as of March 31, 2020.
[2] Reclassifications between various asset categories as a result of product launches of acquired in-process research and development and completion of software development
[3] No addition for the disposal group held for sale for the period from January 1, 2020, to March 31, 2020
[4] Derecognition of assets that are no longer being used or developed and are not considered to have a significant disposal value or other alternative use
[5] Amortization charge includes USD 102 million (USD 73 million for currently marketed products and USD 29 million for technologies), representing the cumulative amount of amortization charge for the disposal group held for sale for intangible assets from the date of reclassification to held for sale, September 6, 2018, to March 31, 2020, the date of reclassification out of assets of disposal group held for sale. See Note 2 for further details.

[6] Impairment charge includes USD 42 million on currently marketed products that were previously classified within assets of disposal group held for sale. See Note 2 for further details.
The following table summarizes the movements of goodwill and intangible assets in 2019:
	Goodwill	Intangible assets other than goodwill

(USD millions)	Total	In-process research and development	Alcon brand name	Technologies	Currently marketed products	Marketing know-how	Other intangible assets	Total

Cost
January 1, 2019	35 700	16 167	2 980	6 253	35 412	5 960	2 253	69 025

Cost of assets related to discontinued operations [1]	– 9 000	– 249	– 2 980	– 5 369	– 4 440	– 5 960	– 572	– 19 570

Cost of assets related to disposal group held for sale, net [2]		– 1			4			3

Impact of acquisitions of businesses	186	342			3 550		22	3 914

Reclassifications [3]		– 9 069			9 069

Additions [4]		265			243		259	767

Disposals and derecognitions [5]		– 75			– 544		– 436	– 1 055

Currency translation effects	– 61	49			254		32	335

December 31, 2019	26 825	7 429		884	43 548		1 558	53 419

Accumulated amortization
January 1, 2019	– 406	– 1 120		– 4 758	– 21 218	– 1 906	– 1 304	– 30 306

Accumulated amortization on assets related to discontinued operations [1]	101	3		4 184	2 592	1 906	128	8 813

Amortization charge [6]				– 42	– 2 657		– 137	– 2 836

Accumulated amortization on disposals and derecognitions [5]		70			494		419	983

Impairment charge [6]		– 984		– 105	– 54		– 32	– 1 175

Reversal of impairment charge		37						37

Currency translation effects	4	– 11			– 126		– 11	– 148

December 31, 2019	– 301	– 2 005		– 721	– 20 969		– 937	– 24 632

Net book value at December 31, 2019	26 524	5 424		163	22 579		621	28 787

[1] Represents the cost of assets and accumulated amortization at January 1, 2019, related to the Alcon business reported as discontinued operations. Notes 1, 2 and 30 provide information related to discontinued operations.

[2] Note 2 provides additional disclosures related to assets of disposal group held for sale.
[3] Reclassifications between various asset categories as a result of product launches of acquired in-process research and development and completion of software development
[4] No addition in the disposal group held for sale for the period from January 1, 2019, to December 31, 2019
[5] Derecognition of assets that are no longer being used or developed and are not considered to have a significant disposal value or other alternative use
[6] No amortization or impairment charges related to the disposal group held for sale for the period from January 1, 2019, to December 31, 2019.

Allocation of net book values of goodwill and intangible assets by reporting segment
	Goodwill	Intangible assets other than goodwill

(USD millions)	Total	In-process research and development	Technologies	Currently marketed products	Other intangible assets	Total

Innovative Medicines	21 718	4 548	3	29 645	925	35 121

Sandoz	8 274	152	227	1 122	42	1 543

Corporate	7				145	145

Net book value at December 31, 2020	29 999	4 700	230	30 767	1 112	36 809

The following table summarizes the allocation of the net book values of goodwill and intangible assets by reporting segment at December 31, 2019:
	Goodwill	Intangible assets other than goodwill

(USD millions)	Total	In-process research and development	Technologies	Currently marketed products	Other intangible assets	Total

Innovative Medicines	18 750	5 339	7	21 720	520	27 586

Sandoz	7 767	85	156	859	25	1 125

Corporate	7				76	76

Net book value at December 31, 2019	26 524	5 424	163	22 579	621	28 787

Assumptions used in the calculation of valuation
(As a percentage)	Innovative Medicines	Sandoz

Terminal growth rate	1.5	1.5

Discount rate (post-tax)	6.5	6.5

Intangible asset impairment charges
(USD millions)	2020	2019	2018

Innovative Medicines [1]	– 768	– 669	– 592

Sandoz [2]	– 141	– 506	– 249

Corporate	– 5

Total	– 914	– 1 175	– 841

[1] 2020 includes an impairment of USD 485 million related to the write-down of IPR&D related to cessation of clinical development program ZPL389 for atopic dermatitis and USD 181 million related to a partial write-down of the Votrient currently marketed product.

2019 includes an impairment of USD 416 million related to the write-down of IPR&D related to cessation of clinical development program EMA401 and a USD 108 million write-down related to the cessation of clinical development program for MOR106 for atopic dermatitis.

2018 includes an impairment of USD 400 million related to a partial write-down of the Votrient currently marketed product.

[2] 2019 includes an impairment of USD 442 million related to the write-down of IPR&D related to the discontinuation of the generic Advair® development program.

2018 includes impairments of USD 220 million related to the write-down of the allocated goodwill (USD 183 million) and the currently marketed products (USD 37 million) related to the retained Sandoz US dermatology business and generic US oral solids portfolio. See Note 2.